Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Options, RSUs and warrants	Foreign currency translation	Total	Deficit	Non-controlling interest	Total
Balance at Dec. 31, 2023	$ 206,357	$ 15,148	$ 1,576	$ 16,724	$ (205,566)	$ 7,911	$ 25,426
Balance (in Shares) at Dec. 31, 2023	150,811,195
Private placements equity financings, net of share issue costs	$ 10,300						10,300
Private placements equity financings, net of share issue costs (in Shares)	2,938,369
Public offering, net of share issue costs	$ 27,435						27,435
Public offering, net of share issue costs (in Shares)	8,222,500
Shares issued on exercise of stock options	$ 626	(600)		(600)			26
Shares issued on exercise of stock options (in Shares)	1,262,868
Share-based compensation		3,998		3,998			3,998
Contribution from non-controlling interest						67	67
Net loss and comprehensive loss			542	542	(77,017)	(64)	(76,539)
Balance at Dec. 31, 2024	$ 244,718	18,546	2,118	20,664	(282,583)	7,914	(9,287)
Balance (in Shares) at Dec. 31, 2024	163,234,932
Private placements equity financings, net of share issue costs	$ 244						244
Private placements equity financings, net of share issue costs (in Shares)	83,333
Shares issued on exercise of stock options	$ 7,446	(6,983)		(6,983)			463
Shares issued on exercise of stock options (in Shares)	3,578,671
Share-based compensation		4,023		4,023			4,023
Net loss and comprehensive loss			(2,135)	(2,135)	(42,227)	(62)	(44,424)
Balance at Dec. 31, 2025	$ 252,408	$ 15,586	$ (17)	$ 15,569	$ (324,810)	$ 7,852	$ (48,981)
Balance (in Shares) at Dec. 31, 2025	166,896,936